Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.9%
497,847	iShares Global REIT ETF	$14,258,338	9.9

	Total Exchange-Traded Funds
	(Cost $11,833,265)	14,258,338	9.9

MUTUAL FUNDS: 90.1%
	Affiliated Investment Companies: 90.1%
1,657,163	Voya Global Bond Fund - Class R6	14,864,753	10.3
1,804,425	Voya GNMA Income Fund - Class R6	14,994,775	10.4
1,895,717	Voya High Yield Bond Fund - Class R6	14,805,549	10.3
1,479,749	Voya Intermediate Bond Fund - Class R6	14,827,088	10.3
258,261	Voya Large-Cap Growth Fund - Class R6	13,525,114	9.4
567,440	(1) Voya MidCap Opportunities Fund - Class R6	13,164,600	9.2
1,283,236	Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,654,551	10.2
1,538,145	Voya Multi-Manager International Factors Fund - Class I	14,612,373	10.2
984,976	Voya Small Company Fund - Class R6	14,134,398	9.8

	Total Mutual Funds
	(Cost $143,205,695)	129,583,201	90.1

	Total Investments in Securities (Cost $155,038,960)	$143,841,539	100.0
	Assets in Excess of Other Liabilities	9,017	0.0
	Net Assets	$143,850,556	100.0

(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$14,258,338	$–	$–	$14,258,338
Mutual Funds	$129,583,201	$–	$–	$129,583,201
Total Investments, at fair value	$143,841,539	$–	$–	$143,841,539

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/21	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 1/31/22	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$14,440,925	$1,325,690	$(333,177)	$(568,685)	$14,864,753	$163,598	$1,486	$-
Voya GNMA Income Fund - Class R6	14,415,967	1,144,727	(343,686)	(222,233)	14,994,775	52,334	(9,022)	-
Voya High Yield Bond Fund - Class R6	14,466,973	1,099,958	(320,943)	(440,439)	14,805,549	191,668	13,720	-
Voya Intermediate Bond Fund - Class R6	14,448,803	1,123,015	(348,698)	(396,032)	14,827,088	86,922	(14,035)	-
Voya Large-Cap Growth Fund - Class R6	15,418,033	3,570,026	(1,958,816)	(3,504,129)	13,525,114	899	27,732	2,189,789
Voya MidCap Opportunities Fund - Class R6	15,226,445	3,645,171	(256,024)	(5,450,992)	13,164,600	-	78,640	2,571,450
Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,377,050	3,764,619	(252,872)	(3,234,246)	14,654,551	304,136	81,791	2,041,397
Voya Multi-Manager International Factors Fund - Class I	14,833,455	2,787,013	(408,461)	(2,599,634)	14,612,373	622,851	156,929	1,474,493
Voya Small Company Fund - Class R6	14,936,850	3,709,113	(346,159)	(4,165,406)	14,134,398	-	220,267	3,019,444
	$132,564,501	$22,169,329	$(4,568,833)	$(20,581,796)	$129,583,201	$1,422,408	$557,509	$11,296,572

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At January 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $155,370,863.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 2,448,467
Gross Unrealized Depreciation	(13,977,791)
Net Unrealized Depreciation	$ (11,529,324)